Members' Equity - Conversion (Details) shares in Thousands	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Preferred Units [Line Items]
Common Equivalent Ratio	100
CPUs issued | shares	633,261	542,729
Convertible Preferred Unit A
Preferred Units [Line Items]
Share price per share	$ 1.00
Common Equivalent Issue Price	$ 1.00
Common Equivalent Ratio	100
CPUs issued | shares	336,826
Convertible Preferred Unit A1
Preferred Units [Line Items]
Share price per share	$ 1.31
Common Equivalent Issue Price	$ 1.31
Common Equivalent Ratio	100
CPUs issued | shares	67,674
Convertible Preferred Unit A2
Preferred Units [Line Items]
Share price per share	$ 1.42
Common Equivalent Issue Price	$ 1.42
Common Equivalent Ratio	100
CPUs issued | shares	68,349
Convertible Preferred Unit A3
Preferred Units [Line Items]
Share price per share	$ 1.59
Common Equivalent Issue Price	$ 1.59
Common Equivalent Ratio	100
CPUs issued | shares	60,091
Convertible Preferred Unit A4
Preferred Units [Line Items]
Share price per share	$ 1.92
Common Equivalent Issue Price	$ 1.92
Common Equivalent Ratio	100
CPUs issued | shares	30,903
Convertible Preferred Unit A5
Preferred Units [Line Items]
Share price per share	$ 2.19
Common Equivalent Issue Price	$ 2.19
Common Equivalent Ratio	100
CPUs issued | shares	69,418